Provisions - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Legal claim contingency	₽ 1,146
Other tax claims	956	₽ 1,535
Unwinding of discount	₽ 311	₽ 345	₽ 302
Bottom of range [member] | Production sites [Member]
Disclosure of other provisions [line items]
Remaining production lives for sites	1 year
Weighted average [member] | Production sites [Member]
Disclosure of other provisions [line items]
Remaining production lives for sites	14 years
Top of range [member] | Production sites [Member]
Disclosure of other provisions [line items]
Remaining production lives for sites	118 years
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Discount rate of rehabilitation provisions	6.57%	6.52%
Percentage decrease in discount rati	0.50%
Unwinding of discount	₽ 311	₽ 345	₽ 302
Provision for decommissioning, restoration and rehabilitation costs [member] | property, plant and equipment [member]
Disclosure of other provisions [line items]
Unwinding of discount	371
Third party [member] | Legal proceedings provision [member]
Disclosure of other provisions [line items]
Unused provisions related to disputes over purchases reversed		741
Provision related to disputes over purchases recognised	1,741
Tax contingent liability [member]
Disclosure of other provisions [line items]
Possible tax liabilities on taxes other than income tax	₽ 468	₽ 1,904